TAXATION - Unrecognized tax benefits (Details) ¥ in Thousands, $ in Thousands	Dec. 31, 2019 CNY (¥)	Dec. 31, 2019 USD ($)	Dec. 31, 2018 CNY (¥)	Dec. 31, 2018 USD ($)	Dec. 31, 2017 CNY (¥)
TAXATION
Unrecognized tax benefits	¥ 191,473	$ 27,503	¥ 132,808	$ 19,077	¥ 106,376
Unrecognized tax benefit presented on a net basis against deferred tax asset	0	0	0
Unrecognized tax benefits if recognized that will impact effective tax rate	¥ (1,446)	$ (208)	¥ 16,698